Allowance for loan losses (Tables)	6 Months Ended
Sep. 30, 2019
Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment
Changes in Allowance for loan losses by portfolio segment for the six months ended September 30, 2018 and 2019 are shown below:

	Corporate	Retail	Other	Total
	(in millions of yen)
Six months ended September 30, 2018
Balance at beginning of period	249,072	28,192	32,638	309,902

Provision (credit) for loan losses	(13,435)	(2,290)	2,445	(13,280)

Charge-offs	(27,419)	(1,243)	(2,602)	(31,264)
Recoveries	4,914	220	2,409	7,543

Net charge-offs	(22,505)	(1,023)	(193)	(23,721)

Others (Note)	2,519	—	(931)	1,588

Balance at end of period	215,651	24,879	33,959	274,489

Six months ended September 30, 2019
Balance at beginning of period	252,903	23,230	31,068	307,201

Provision (credit) for loan losses	17,275	(805)	(2,697)	13,773

Charge-offs	(24,288)	(1,397)	(3,349)	(29,034)
Recoveries	2,724	309	1,021	4,054

Net charge-offs	(21,564)	(1,088)	(2,328)	(24,980)

Others (Note)	(3,887)	—	(685)	(4,572)

Balance at end of period	244,727	21,337	25,358	291,422

Note: Others includes primarily foreign exchange translation.

The table below presents Allowance for loan losses and loans outstanding by portfolio segment disaggregated on the basis of impairment method at March 31, 2019 and September 30, 2019:

	Corporate	Retail	Other	Total
	(in millions of yen)
March 31, 2019
Allowance for loan losses	252,903	23,230	31,068	307,201

of which individually evaluated for impairment	139,472	2,122	8,933	150,527
of which collectively evaluated for impairment	113,431	21,108	22,135	156,674

Loans (Note)	66,804,088	10,596,994	5,551,008	82,952,090

of which individually evaluated for impairment	539,893	20,886	54,319	615,098
of which collectively evaluated for impairment	66,264,195	10,576,108	5,496,689	82,336,992

September 30, 2019
Allowance for loan losses	244,727	21,337	25,358	291,422

of which individually evaluated for impairment	124,693	1,884	5,338	131,915
of which collectively evaluated for impairment	120,034	19,453	20,020	159,507

Loans (Note)	68,067,130	10,343,150	5,593,449	84,003,729

of which individually evaluated for impairment	547,792	20,099	35,617	603,508
of which collectively evaluated for impairment	67,519,338	10,323,051	5,557,832	83,400,221

Note: Amounts represent loan balances before deducting unearned income and deferred loan fees.